Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amount
U.S. federal statutory tax					$ (421)	$ (1,054)	$ (1,057)
Valuation allowance					1,150	1,199	512
Research and development credits					(472)	(204)	(189)
State income tax provision, net of effects on U.S. federal tax					(75)	(90)	(94)
Tax on non-U.S. activities					35	64	47
Impact of subsidiary shares purchased from noncontrolling interests					(29)
Other provision adjustments					49	116	38
Total income tax expense/(benefit)	$ (76)	$ (251)	$ (99)	$ (322)	$ (237)	$ (31)	$ (743)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory tax					21.00%	21.00%	21.00%
Valuation allowance					(57.30%)	(23.90%)	(10.20%)
Research and development credits					23.60%	4.10%	3.80%
State income tax provision, net of effects on U.S. federal tax					3.70%	1.80%	1.90%
Tax on non-U.S. activities					(1.80%)	(1.30%)	(0.90%)
Impact of subsidiary shares purchased from noncontrolling interests					1.50%
Other provision adjustments					(2.50%)	(2.30%)	(0.90%)
Effective income tax rate			5.20%	35.90%	(11.80%)	(0.60%)	14.70%